Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic EPS
Net income attributable to parent company	$ 2,000	$ 1,106	$ 1,032
Weighted average number of shares outstanding	904,332,429	894,578,477	894,297,697
Basic EPS	$ 2.21	$ 1.24	$ 1.15
Diluted EPS
Net income attributable to parent company	$ 2,000	$ 1,106	$ 1,032
Weighted average number of shares outstanding	904,332,429	894,578,477	894,297,697
Dilutive effect of stock awards	9,107,124	8,860,216	7,014,595
Dilutive effect of convertible bonds	11,402,645	16,291,279	2,333,493
Number of shares used in calculating diluted EPS	924,842,198	919,729,972	903,645,785
Diluted EPS	$ 2.16	$ 1.20	$ 1.14